Geographic and Segment Information - Schedule of Revenue by Geographic Location (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue by Geographic Location [Line Items]
Total Revenue	$ 23,150	$ 21,890
Europe [Member]
Schedule of Revenue by Geographic Location [Line Items]
Total Revenue	12,213	10,206
Asia and Oceania [Member]
Schedule of Revenue by Geographic Location [Line Items]
Total Revenue	3,740	5,128
Americas [Member]
Schedule of Revenue by Geographic Location [Line Items]
Total Revenue	2,639	4,286
Middle East and Africa [Member]
Schedule of Revenue by Geographic Location [Line Items]
Total Revenue	$ 4,558	$ 2,270